Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets
	$	$
As at December 31, 2023
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	—	—
	—	—

As at December 31, 2022
Derivatives not designated as a cash flow hedge:
Interest rate swap agreement	2,087	1,622
	2,087	1,622

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
Realized and unrealized gains (losses) from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized gains (losses) on non-designated derivative instruments, excluding those held by the Teekay Gas Business (see Note 21), in the consolidated statements of income (loss) as follows:

	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $
Realized gains (losses) relating to:
Interest rate swap agreement	953	532	(1,275)
Interest rate swap agreement termination	3,215	—	—
Foreign currency forward contracts	—	(421)	(31)
Forward freight agreements	(10)	1,484	(572)
	4,158	1,595	(1,878)
Unrealized (losses) gains relating to:
Interest rate swap agreement	(3,709)	3,160	2,407
Foreign currency forward contracts	—	58	(58)
Forward freight agreements	—	4	(4)
	(3,709)	3,222	2,345
Total realized and unrealized gains on derivative instruments	449	4,817	467